                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE
                               -------------------

Report for the Calendar Year or Quarter Ended:   September 30, 2003

Check here if Amendment [  ];       Amendment Number:
This Amendment (Check only one):         [  ]  is a restatement.
                                         [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       CIGNA Corporation
Address:    One Liberty Place
            Philadelphia, PA  19192-1550


Form 13F File Number:      28-1157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kathryn Pietrowiak
Title:     Assistant Corporate Secretary
Phone:     860-534-8908

Signature, Place, and Date of Signing:

/s/ Kathryn Pietrowiak
--------------------------------------------------------------------------------
[Signature]

Hartford, CT
--------------------------------------------------------------------------------
[City, State]

November 7, 2003
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number 28-2293

Name:     TimesSquare Capital Management, Inc.

                              FORM 13F SUMMARY PAGE
                              ---------------------

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   33

Form 13F Information Table Value Total:   $52,629        (thousands)


List of Other Included Managers:

       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                      FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                   TITLE      CUSIP      VALUE      SHRS OR SH/PRN   PUT/ INVESTMENT OTHER           VOTING AUTHORITY
ISSUER                    OF CLASS              (X$1000)   PRN AMT          CALL DISCRETION MANAGERS    SOLE     SHARED      NONE
--------                  --------   --------   --------   ------- -------- ---- --------   -------- --------- --------- -----------
COLUMN 1                  COLUMN 2   COLUMN 3   COLUMN 4           COLUMN 5      COLUMN 6   COLUMN 7           COLUMN 8
--------                  --------   --------   --------   --------------------- ---------  -------- --------- --------- -----------

AMERICA MOVIL ADR SERIES  SPON ADR L 02364W105     1,158    50,000 SH            DEFINED                                    50,000
ARACRUZ CELULOSE S A SPON SPON ADR P 038496204       409    15,000 SH            DEFINED                                    15,000
BANCO SANTANDER CHILE - A SP ADR REP 05965X109       368    16,000 SH            DEFINED                                    16,000
BRASIL TELECOM PART SA AD SPON ADR P 105530109       458    12,000 SH            DEFINED                                    12,000
BRAZIL FUND INC COMMON US COM        105759104       522    29,000 SH            DEFINED                29,000
BROOKSTONE INC            COM        114537103     1,391    70,695 SH            DEFINED                70,695
CANADIAN IMP BK OF COMMER COM        136069101       210     5,068 SH            DEFINED                 5,068
CHECKPOINT SOFTWARE TECH  ORD SHS    M22465104       515    30,520 SH            DEFINED                30,520
CIGNA CORPORATION         COM        125509109    13,060   292,500 SH            DEFINED               292,500
COMPANIA ANONIMA NACIONAL SPON ADR D 204421101       138    10,000 SH            DEFINED                                    10,000
DEVON ENERGY CORPORATION  COM        25179M103       585    12,139 SH            DEFINED                12,139
EL PASO CORP              COM        28336L109       465    63,764 SH            DEFINED                63,764
ENERSIS SA SPON ADR       SPON ADR   29274F104       348    60,000 SH            DEFINED                                    60,000
GENERAL COMMUNICATION     CL A       369385109       166    19,981 SH            DEFINED                19,981
GRUPO TELEVISA ADR  (REP  SP ADR REP 40049J206       548    15,000 SH            DEFINED                                    15,000
INDIA FUND INC. USD0.001  COM        454089103     3,406   223,886 SH            DEFINED               223,886
MATAV RT-SPONSORED ADR    SPON ADR   559776109       441    23,615 SH            DEFINED                                    23,615
MOBILE TELESYSTEMS SP ADR SPON ADR   607409109       318     4,300 SH            DEFINED                                     4,300
MSDW INDIA INVESTMENT FUN COM        61745C105     2,038   134,556 SH            DEFINED               134,556
NEWS CORP LTD ADR NEW COM ADR NEW    652487703     1,313    40,000 SH            DEFINED                                    40,000
NORTEL NETWORKS CORP (NEW COM        656568102        43    10,000 SH            DEFINED                10,000
PETROLEO BRASILEIRO ADR   SPON ADR   71654V101     1,788    85,000 SH            DEFINED                                    85,000
ROYAL DUTCH PETROLEUM     NY REG EUR 780257804     6,344   144,470 SH            DEFINED               144,470
SOUTHERN PERU COPPER CORP COM        843611104       486    22,000 SH            DEFINED                22,000
TAIWAN SEMICONDUCTOR MFG  SPON ADR   874039100       368    33,332 SH            DEFINED                                    33,332
TARO PHARMACEUTICALS INDU ORD SHS    M8737E108       208     3,700 SH            DEFINED                 3,700
TELE NORTE LESTE PART-ADR SPON ADR P 879246106       488    35,000 SH            DEFINED                                    35,000
TELEFONOS DE MEXICO SA    SPON ADR O 879403780     1,377    45,000 SH            DEFINED                45,000
TEVA PHARMACEUTICALS INDS ADR        881624209     1,941    33,760 SH            DEFINED                33,760
TREX COMPANY INC          COM        89531P105     9,220   296,932 SH            DEFINED               296,932
UNIBANCO-UNIAO DE BANCOS  GDR REP PF 90458E107       691    35,000 SH            DEFINED                                    35,000
VALE RIO DOCE ADR (REP 25 SPON ADR P 204412100     1,086    30,000 SH            DEFINED                                    30,000
VIMPEL-COMMUNICATION-SP A SPON ADR   68370R109       731    12,000 SH            DEFINED                                    12,000